Current Assets and Prepaid Expenses - Schedule of Prepaid Expenses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid operating lease	$ 22.7	$ 25.1
Other prepaid expenses	1.7	1.9
Total prepaid expenses	24.4	27.0
Of which non-current	22.7	23.8
Of which current	1.7	3.2
Total prepaid expenses	$ 24.4	$ 27.0